Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term debt, Pre-swap borrowing

($ in millions)
At December 31:	Maturities	2024	2023
U.S. dollar debt (weighted-average interest rate at December 31, 2024): (1)
3.3%	2024	$—	$5,003
5.1%	2025	1,601	1,601
3.7%	2026	5,800	5,201
3.3%	2027	4,119	3,619
5.0%	2028	1,313	1,313
3.6%	2029	3,750	3,250
2.0%	2030	1,350	1,350
4.8%	2031	500	—
4.4%	2032	1,850	1,850
4.8%	2033	750	750
4.9%	2034	1,000	—
8.0%	2038	83	83
4.5%	2039	2,745	2,745
2.9%	2040	650	650
4.0%	2042	1,107	1,107
5.3%	2044	1,000	—
7.0%	2045	27	27
4.7%	2046	650	650
4.3%	2049	3,000	3,000
3.0%	2050	750	750
4.2%	2052	1,400	1,400
5.1%	2053	650	650
5.3%	2054	1,400	—
7.1%	2096	316	316
		$35,813	$35,317
Euro debt (weighted-average interest rate at December 31, 2024): (1)
1.1%	2024	—	829
1.6%	2025	3,106	3,315
2.3%	2027	2,071	2,210
0.7%	2028	1,863	1,989
1.5%	2029	1,035	1,105
0.9%	2030	1,035	1,105
2.7%	2031	2,588	2,762
0.7%	2032	1,656	1,768
1.3%	2034	1,035	1,105
3.8%	2035	1,035	1,105
1.2%	2040	880	939
4.0%	2043	1,035	1,105
		$17,340	$19,335
Other currencies (weighted-average interest rate at December 31, 2024): (1)
Pound sterling (4.9%)	2038	$939	$955
Japanese yen (0.7%)	2026–2028	808	1,251
Other (13.8%)	2025–2027	212	241
		$55,111	$57,099
Finance lease obligations (5.0% weighted-average interest rate at December 31, 2024)	2025–2034	1,000	499
		$56,112	$57,598
Less: net unamortized discount		824	838
Less: net unamortized debt issuance costs		168	154
Add: fair value adjustment (2)		(176)	(60)
		$54,943	$56,546
Less: current maturities		5,059	6,425
Total		$49,884	$50,121
(1)Includes notes, debentures, bank loans and secured borrowings.
(2)The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Balance Sheet as an amount equal to the sum of the debt’s carrying value and a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

Post-swap borrowing (Long-term debt, including current portion)

($ in millions)
	2024		2023
At December 31:	Amount	Weighted-Average Interest Rate	Amount	Weighted-Average Interest Rate
Fixed-rate debt	$47,712	3.3%	$48,803	3.0%
Floating-rate debt (1)	7,231	5.6%	7,743	6.1%
Total	$54,943		$56,546
(1)Includes $6,725 million in both 2024 and 2023, of notional interest-rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt. Refer to note S, “Derivative Financial Instruments,” for additional information.

Pre-swap annual contractual obligations of long-term debt outstanding
Pre-swap annual contractual obligations of long-term debt outstanding at December 31, 2024, are as follows:

($ in millions)
Total
2025	$5,047
2026	6,302
2027	6,357
2028	3,863
2029	4,926
Thereafter	29,616
Total	$56,112

Interest on debt

($ in millions)
For the year ended December 31:	2024	2023	2022
Cost of financing	$336	$334	$346
Interest expense	1,712	1,607	1,216
Interest capitalized	12	9	5
Total interest paid and accrued	$2,060	$1,949	$1,566